INCOME TAXES	12 Months Ended
Dec. 31, 2024
INCOME TAXES
INCOME TAXES

(13)INCOME TAXES

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and the British Virgin Islands, the Group is not subject to any income tax in these jurisdictions.

Hong Kong

ACG HK did not derive any income that is subject to Hong Kong profits tax for the taxable years ended December 31, 2022, 2023 and 2024. Accordingly, no provision for Hong Kong profits tax was required.

People’s Republic of China

The Company’s consolidated PRC entities file separate income tax returns.

Under the Enterprise Income Tax Law (“EIT Law”), the statutory income tax rate is 25% effective from January 1, 2008. Entities that qualify as “high-and-new technology enterprises eligible for key support from the State” (“HNTE”) are entitled to a preferential income tax rate of 15%. If an HNTE enterprise no longer satisfies the related accreditation criteria, its certificate will be cancelled and it will cease to be entitled to the related tax incentives.

The Company’s PRC entities are subject to income tax at 25%, unless otherwise specified.

In December 2008, ATA Education received approval from the tax authority that it qualified as an HNTE. The certificate entitled ATA Education to the preferential income tax rate of 15 % effective retroactively from January 1, 2008 to December 31, 2010. In October 2011, ATA Education received approval from the tax authority on its renewal as an HNTE which entitled it to the preferential income tax rate of 15 % effective retroactively from January 1, 2011 to December 31, 2013. In October 2014 and 2017, ATA Education received approval from the tax authority on its renewal as an HNTE, which entitled it to the preferential income tax rate of 15 % effective from January 1, 2014 to December 31, 2016 and from January 1, 2017 to December 31, 2019, respectively. In December 2020, ATA Education received approval from the tax authority on its renewal as an HNTE, which entitled it to the preferential income tax rate of 15 % effective retroactively from January 1, 2020 to December 31, 2022.

The EIT Law and its relevant regulations impose a withholding tax at 10% for earnings generated beginning January 1, 2008, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC. Undistributed earnings generated prior to January 1, 2008 are exempt from withholding tax. As of December 31, 2023 and 2024, the Company has not accrued income taxes on earnings of RMB1,993,552 and RMB 1,966,439 respectively, generated by its PRC consolidated entities, as the Company plans to reinvest these earnings indefinitely in the PRC. The unrecognized deferred income tax liability related to these earnings was RMB199,355 and RMB196,644, respectively as of December 31, 2023 and 2024.

Loss before income taxes were generated in the following jurisdictions:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Cayman Islands and British Virgin Islands	(7,206,659)	(5,467,559)	(6,727,284)
PRC	(47,256,605)	(35,026,914)	(35,730,880)
Hong Kong	(52,351)	(27,777)	(41,399)
Loss before income taxes	(54,515,615)	(40,522,250)	(42,499,563)

Income tax expense (benefit) recognized in the consolidated statements of comprehensive income (loss) consists of the following:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
PRC
Current income tax expense	130,635	1,081	—
Deferred income tax benefit	(6,052,019)	(6,812,790)	(6,401,691)
Total income tax benefit	(5,921,384)	(6,811,709)	(6,401,691)

The actual income tax expense (benefit) reported in the consolidated statements of comprehensive income (loss) differs from the respective amount computed by applying the PRC statutory income tax rate of 25% for each of the years ended December 31, 2022, 2023 and 2024 to earnings before income taxes due to the following:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Computed “expected” income tax benefit	(13,628,904)	(10,130,563)	(10,624,891)
Increase in valuation allowance	6,084,383	(2,014,183)	8,623,561
Entities not subject to income tax	1,429,868	606,823	989,238
Non-deductible expenses
Entertainment	192,298	177,509	291,380
Share-based compensation	364,939	767,010	702,933
Other non-deductible expenses	1,625,037	4,186,105	(6,287,462)
Disposal of equity interests in subsidiaries	(1,577,200)	—	—
Other	(411,805)	(404,410)	(96,450)
Actual income tax benefit	(5,921,384)	(6,811,709)	(6,401,691)

The applicable PRC statutory income tax rate is used since the Group’s taxable income is generated in the PRC.

The tax effects of the Group’s temporary differences that give rise to significant portions of the deferred income tax assets and liabilities are as follows:

	December 31,	December 31,
	2023	2024
	RMB	RMB
Deferred income tax assets:
Tax loss carry forwards	38,132,866	48,344,761
Impairment and investment loss of long-term investments	10,598,946	10,598,946
Lease liabilities	5,651,718	8,801,622
Provision for loan receivable and other receivables	2,927,994	2,927,994
Accrued expenses and other payables	1,781,265	2,173,427
Property and equipment, net	26,010	265,165
Donation	2,500,000	—
Total gross deferred income tax assets	61,618,799	73,111,915
Less: valuation allowance	(47,255,513)	(53,311,495)
Total deferred income tax assets, net	14,363,286	19,800,420
Deferred income tax liabilities:
Intangible assets	14,721,528	10,413,194
Right-of-use assets	5,346,529	8,359,975
Contract cost assets	6,361,742	6,692,073
Total gross deferred income tax liabilities	26,429,799	25,465,242
Net deferred income tax liabilities	12,066,513	5,664,822

The movements of the valuation allowance are as follows:

	Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of the period	48,897,848	51,769,696	47,255,513
Additions	6,084,383	(2,014,183)	8,555,982
Reduction due to expiration of temporary difference	(2,500,000)	(2,500,000)	(2,500,000)
Reduction as a result of deconsolidation of subsidiaries	(712,535)	—	—
Balance at the end of the period	51,769,696	47,255,513	53,311,495

As of December 31, 2024, the valuation allowance of RMB 53,311,495 was related to the deferred income tax assets of PRC entities which were in loss position.

As of December 31, 2024, the Group had tax loss carry forwards for PRC income tax purpose of RMB 193,379,044, of which RMB 7,130,814, RMB 4,244,932, RMB 42,999,864, RMB 30,760,089, RMB 54,480,536, RMB 15,454,369, RMB 18,012,840 and RMB 20,295,600 will expire if unused by December 31, 2025, 2026, 2027, 2028, 2029, 2030, 2031 and 2032 respectively.

For the years ended December 31, 2022, 2023 and 2024, the Group had no unrecognized tax benefits, and thus no related interest and penalties were recorded. Also, the Group does not expect that the amount of unrecognized tax benefits will significantly increase within the next twelve months.

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB 100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. The income tax return of each of the Company’s PRC consolidated entities is subject to examination by the relevant tax authorities for the calendar tax years beginning 2018.